Expenses for shipping activities and other expenses from operating activities - Narrative (Details) - Sale and Leaseback Agreement - Bareboat charter-hire - Vessels	Dec. 16, 2016 vessel
Disclosure of detailed information about property, plant and equipment [line items]
Number of VLCCs delivered	4
Duration of sale and leaseback agreement on vessels	5 years